PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2012	2013

Digital display network equipment	$89,327	$90,053
Gas station display network equipment	14,802	10,686
Furniture and fixture	847	882
Computer and office equipment	2,626	2,999
Vehicle	1,219	1,406
Software	10,355	10,656
Property	4,244	4,368
Leasehold improvement	1,351	1,365
	124,771	122,415
Less: accumulated depreciation and amortization	(78,841)	(86,331)
	$45,930	$36,084